Document and Entity Information (USD $)	12 Months Ended
	Oct. 26, 2014	Apr. 27, 2014	Nov. 28, 2014
Entity Registrant Name	HORMEL FOODS CORP /DE/
Entity Central Index Key	0000048465
Document Type	10-K
Document Period End Date	Oct. 26, 2014
Amendment Flag	false
Current Fiscal Year End Date	--10-26
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 6,361,864,485
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Common stock
Entity Common Stock, Shares Outstanding			263,637,955
Common stock, non-voting
Entity Common Stock, Shares Outstanding			0